Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin Templeton Trust
Entity Central Index Key	0001786958
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Franklin OnChain U.S. Government Money Fund
Shareholder Report [Line Items]
Fund Name	Franklin OnChain U.S. Government Money Fund
Class Name	Franklin OnChain U.S. Government Money Fund
Trading Symbol	FOBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin OnChain U.S. Government Money Fund for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin OnChain U.S. Government Money Fund	$20	0.20%
[1]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of March 31, 2026, the seven-day current yield for the Franklin OnChain U.S. Government Money Fund was 3.52% and the seven-day effective yield was 3.58%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The path of the U.S. Federal Reserve’s (Fed) rate trajectory remains the main driver of returns for the Fund. The fed funds rate target range was 4.25%-4.50% at the beginning of the 12 months under review. By end-2025, the Fed had cut rates to a target range of 3.50%-3.75% as inflation pressures eased and economic conditions softened. Subsequently, as rising energy prices renewed inflation concerns, policymakers paused further rate reductions and held rates steady through the first quarter of 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 843,835,815
Holdings Count | $ / shares	81
Advisory Fees Paid, Amount	$ 986,634
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$843,835,815
Total Number of Portfolio Holdings	81
Total Management Fee Paid	$986,634

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition (% of Total Investments)
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.